Note 6 - Disclosures to the Consolidated Statements of Income or Loss - Other Operating Income (Expenses) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Other operating income	€ 1,310	€ 1,560	€ 269
Income from currency revaluation	304	1,235	0
Income Renault ZOE	0	0	47
Government grant	16	260	71
Donations received	887	0	0
Miscellaneous income	103	65	151
Other operating expenses	(63,145)	(718)	(452)
Expenses from currency revaluation	(883)	(560)	(452)
Customer advance repayment plan bonus	(2,157)	0	0
Advance payments received from customers VAT	(7,827)	0	0
Parental guarantee expense	(52,232)	0	0
Miscellaneous expense	(46)	(158)	0
Other operating income/(expenses)	€ (61,835)	€ 842	€ (183)